N-2	Mar. 04, 2025
Cover [Abstract]
Entity Central Index Key	0001414932
Amendment Flag	false
Securities Act File Number	814-00755
Document Type	8-K
Entity Registrant Name	Oaktree Specialty Lending Corporation
Entity Address, Address Line One	333 South Grand Avenue
Entity Address, Address Line Two	28th Floor
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90071
City Area Code	(213)
Local Phone Number	830-6300
Entity Emerging Growth Company	false